FEDERAL INCOME TAX (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
FEDERAL INCOME TAX (Details)
Federal tax statutory rate	20.90%	19.20%	20.90%	20.90%
Temporary differences	0.00%	76.80%	(1.20%)	1.90%
Permanent differences	(11.50%)	(57.60%)	(23.90%)	(21.60%)
Valuation allowance	(9.40%)	(38.40%)	4.10%	(1.30%)
Effective rate	0.00%	0.00%	0.00%	0.00%